27. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expenses By Nature
Schedule of expenses by nature

General and administrative expenses correspond to overhead and the cost of corporate units, including purchasing and procurement, information technology and financial activities.

	2019	2018	2017
		Restated	Restated

Cost of inventories	(42,688)	(36,239)	(32,140)
Personnel expenses	(5,332)	(4,846)	(4,691)
Outsourced services	(636)	(636)	(648)
Overhead expenses	(1,904)	(1,536)	(1,568)
Commercial expenses	(1,481)	(1,334)	(1,226)
Other expenses	(758)	(790)	(661)
	(52,799)	(45,381)	(40,934)

Cost of sales	(44,445)	(37,779)	(33,585)
Selling expenses	(7,431)	(6,553)	(6,323)
General and administrative expenses	(923)	(1,049)	(1,026)
	(52,799)	(45,381)	(40,934)